Significant equity transactions, restructuring transactions, mergers and acquisitions and equity investments	12 Months Ended
Mar. 31, 2017
Significant equity transactions, restructuring transactions, mergers and acquisitions and equity investments
Significant equity transactions, restructuring transactions, mergers and acquisitions and equity investments

4.     Significant equity transactions, restructuring transactions, mergers and acquisitions and equity investments

Equity transactions

(a)   Initial public offering

On September 24, 2014, the Company completed its initial public offering on the New York Stock Exchange under the symbol of "BABA." The Company offered 123,076,931 American Depositary Shares, or ADS, and other selling shareholders, including Yahoo, among others, offered an aggregate of 197,029,169 ADSs. Each ADS represents one ordinary share and was sold to the public at US$68.00 per ADS. On the same date of the initial public offering, the underwriters exercised in full the option to purchase an additional 26,143,903 ADSs and 21,871,997 ADSs at US$68.00 per ADS from the Company and certain other selling shareholders, respectively. Net proceeds raised by the Company from the initial public offering amounted to US$10.0 billion after deducting underwriting discounts and commissions and other offering expenses.

Restructuring transactions

(b)   Restructuring of Payment Services

Restructuring of Payment Services in 2011

Pursuant to the regulations issued by the People's Bank of China (the "PBOC"), non-bank payment companies were required to obtain a license in order to operate a payment business in the PRC. These regulations provided specific guidelines for license applications only for domestic PRC-owned entities. These regulations stipulated that, in order for any foreign-invested payment company to obtain a license, the scope of business, the qualifications of any foreign investor and any level of foreign ownership would be subject to future regulations to be issued, which in addition would require approval by the PRC State Council. Further, the regulations required that any payment company that failed to obtain a license must cease operations by September 1, 2011. Although Alipay was prepared to submit its license application in early 2011, at that time the PBOC had not issued any guidelines applicable to license applications for foreign-invested payment companies. In light of the uncertainties relating to the license qualification and application process for a foreign-invested payment company, the Company's management determined that it was necessary to restructure Alipay as a company wholly-owned by PRC nationals in order to avail Alipay of the specific licensing guidelines applicable only to domestic PRC-owned entities. Accordingly, the Company divested all of its interest in and control over Alipay, which resulted in deconsolidation of Alipay from the consolidated financial statements.

As part of the restructuring, the loan extended for the funding of paid-in capital of Ant Small and Micro Financial Services Group Co., Ltd. (formerly known as Zhejiang Ant Small and Micro Financial Services Group Co., Ltd.) ("Ant Financial Services") that held the equity interests of Alipay was repaid by the management members in full to the Company. Certain agreements entered into between the Company and Ant Financial Services, such as the loan agreement, the pledge agreement for the same equity interests held by certain management members of the Company, the option agreement to acquire the equity interests in Ant Financial Services when permitted by the PRC laws, among others (the "Agreements"), which allowed the Company to control Ant Financial Services, were also terminated.

Following the restructuring during the year ended March 31, 2011, the Company has not consolidated or equity accounted for the entities engaging in Payment Services because the Company has no direct and indirect investment in and does not control or have significant influence over Ant Financial Services, Alipay and their subsidiaries.

During the year ended March 31, 2012, the Company entered into the following commercial arrangements, among others, with APN Ltd., a company owned by two directors of the Company, Yahoo, SoftBank, Alipay, Ant Financial Services, and Ant Financial Services' equity holders, setting out the mechanism for the future collaboration among the relevant parties relating to the Payment Services:

(i)	Framework Agreement

Pursuant to the terms of the Framework Agreement, the Company will receive from Ant Financial Services an amount equal to 37.5% of the equity value of Alipay less US$500 million, being the face value of the Promissory Note payable, upon a Liquidity Event as defined in the agreement (the "Liquidity Payment"). Under no circumstances will the amount of the Liquidity Payment plus US$500 million be less than US$2.0 billion or more than US$6.0 billion, subject to certain increases and additional payments if a Liquidity Event does not occur by the sixth anniversary of the agreement. If a Liquidity Event does not occur by the tenth anniversary of this agreement, the Company will have a right to demand Ant Financial Services and Alipay to effect a Liquidity Event as soon as practicable, provided that the equity value or enterprise value of Alipay at such time exceeds US$1.0 billion. If the Liquidity Event is demanded by the Company, the minimum amount of US$2.0 billion described above will not apply to the Liquidity Payment, unless the Liquidity Event is effected by means of a transfer of more than 37.5% of the securities of Alipay. Upon payment of the Liquidity Payment, certain assets and intellectual property related to the operations of Payment Services, which were retained by the Company (the "Retained Business Assets"), will be transferred to Alipay.

"Liquidity Event" means the earliest to occur of: (a) a qualified initial public offering of Alipay; (b) a transfer of 37.5% or more of the securities of Alipay; or (c) a sale of all or substantially all of the assets of Alipay.

In addition, the Company received a non-interest bearing promissory note (the "Promissory Note") in the principal amount of US$500 million with a seven-year maturity from APN Ltd. The Promissory Note was secured by a pledge of 50 million ordinary shares of the Company, which were contributed by two directors of the Company to APN Ltd. The Promissory Note formed part of the consideration for the transfer of the Retained Business Assets upon the Liquidity Event and the Promissory Note was payable upon the earlier of the occurrence of the Liquidity Event or December 14, 2018. The Framework Agreement was subsequently amended and pursuant to the terms of the amendment, the Promissory Note was cancelled and the amount of the Liquidity Payment which the Company would be entitled to receive in the event of a Liquidity Event was increased by US$500 million, the principal amount of the cancelled Promissory Note.

(ii)	Intellectual Property License and Software Technology Services Agreement

Under the terms of this agreement, the Company licenses certain intellectual property and provides certain software technology services to Alipay in exchange for a royalty fee and software technology services fee in an amount equal to the costs incurred by the Company in providing the software technology services plus 49.9% of the consolidated pre-tax income of Alipay and its subsidiaries, subject to downward adjustments upon certain dilutive equity issuances by Ant Financial Services or Alipay, but in no case below 30%. If Alipay incurs a pre-tax loss, the fee that the Company would charge Alipay would equal the costs incurred by the Company in providing the software technology services. This agreement will terminate at the earlier of (a) the payment of the Liquidity Payment, and (b) such time when termination may be required by applicable regulatory authorities in connection with a qualified initial public offering by Alipay.

(iii)	Commercial Agreement

Under the terms of this agreement, the Company receives payment processing services from Alipay, the fee rate for which is subject to review and approval by the Company's independent committee which is comprised of the director nominated by SoftBank and the independent directors of the Company, on an annual basis (the "Payment Processing Fee"). This agreement has an initial term of fifty years and shall be renewable thereafter. If the commercial agreement is required by applicable regulatory authorities to be modified in certain circumstances, a one-time payment may be payable to the Company by Ant Financial Services as compensation for the impact of such adjustment. Expenses in connection with the Payment Processing Fee of RMB3,853 million, RMB4,898 million and RMB5,487 million were recorded in cost of revenue in the consolidated income statements for the years ended March 31, 2015, 2016 and 2017, respectively (Note 22).

All closing conditions attached to the Framework Agreement and related supplemental arrangements were fulfilled in December 2011.

Restructuring of Payment Services in 2014

The Framework Agreement and related supplemental arrangements were terminated in August 2014 upon the restructuring of the commercial agreements with Payment Services when the Company entered into a share and asset purchase agreement (the "2014 SAPA") with Ant Financial Services, the other parties to the Framework Agreement entered into in 2011, Hangzhou Junhan Equity Investment Partnership ("Junhan") and Hangzhou Junao Equity Investment Partnership, a PRC limited partnership in which the interests are held by certain members of the Alibaba Partnership.

Pursuant to the 2014 SAPA, the Company sold the micro loan business and related services (the "Transferred Business") to Ant Financial Services for aggregate cash consideration of RMB3,219 million. In addition, the Company entered into software system use and service agreements with Ant Financial Services relating to the know how and related intellectual property that the Company has agreed to sell together with the micro loan business and related services (Note 22). In calendar years 2015 to 2017, the Company received or will receive an annual fee equal to 2.5% of the average daily book balance of the micro loans managed by Ant Financial Services. In calendar years 2018 to 2021, the Company will receive an annual fee equal to the amount paid for the calendar year 2017 (together with the fees received in calendar years 2015 to 2017, the "SME Annual Fee"). The SME Annual Fee of RMB90 million, RMB708 million and RMB847 million were recorded in revenue in the consolidated financial statements for the years ended March 31, 2015, 2016 and 2017, respectively.

In connection with the 2014 SAPA, the Company also entered into an amended intellectual property license agreement with Alipay ("amended Alipay IPLA"), pursuant to which the Company licenses certain intellectual property and provides certain software technology services to Alipay and the Transferred Business. Under the amended Alipay IPLA, the Company will receive royalty streams and a service fee (collectively, the "Profit Share Payments") which will be paid at least annually, amounting to the sum of an expense reimbursement plus 37.5% of the consolidated pre-tax income of Ant Financial Services, subject to certain adjustments. In addition, if the Company acquires any equity interest in Ant Financial Services, the Company will transfer an agreed portion of the underlying intellectual property to Ant Financial Services at the time of such equity issuance. At the same time, the Profit Share Payments will also be reduced in proportion to such equity issuances made to the Company.

Income in connection with the royalty fee and software technology services fee under the Intellectual Property License and Software Technology Services Agreement and the Profit Share Payments, net of costs incurred by the Company, of RMB1,667 million, RMB1,122 million and RMB2,086 million were recorded in other income, net in the consolidated income statements for the years ended March 31, 2015, 2016 and 2017, respectively (Note 22).

Pursuant to the terms of the 2014 SAPA, in the event of an initial public offering of Ant Financial Services or Alipay at an implied equity value exceeding US$25.0 billion which results in gross proceeds of at least US$2.0 billion (a "Qualified IPO"), if the Company's total ownership of equity interests in Ant Financial Services has not reached 33%, the Company would be entitled at its election to receive a one-time payment equal to 37.5% of the equity value of Ant Financial Services as determined immediately prior to such Qualified IPO. There is no cap on the maximum value of such liquidity event payment. If the Company acquires equity interests in Ant Financial Services in an aggregate amount less than 33%, the percentage of Ant Financial Services' equity value used to calculate such liquidity event payment will be reduced proportionately.

In lieu of receiving such liquidity event payment, the Company may elect to continue to receive the Profit Share Payments in perpetuity, subject to the receipt of regulatory approvals. In connection with a Qualified IPO and if the Company so elects, Ant Financial Services must use its commercially reasonable efforts to obtain the required approvals for continued payments under the amended Alipay IPLA. If such approvals are not obtained, Ant Financial Services will pay the liquidity event payment as described above to the Company.

The 2014 SAPA provides for future potential equity issuances to the Company by Ant Financial Services. In the event that Ant Financial Services applies for and receives certain PRC regulatory approvals in the future, Ant Financial Services will issue and the Company will purchase up to 33% of newly issued equity interests in Ant Financial Services, or such lesser equity interest as may be permitted by the regulatory approvals. If the liquidity event payment described above has not become payable upon a Qualified IPO of Ant Financial Services, the Company's right to acquire equity interests up to the full 33% equity interest will continue after such Qualified IPO. However, the maximum equity interest that the Company is entitled to acquire will be reduced in proportion to any dilutive equity issuances by Ant Financial Services in and following such Qualified IPO. If the Company acquires an equity interest in Ant Financial Services pursuant to this arrangement which is below 33%, the liquidity event payment amount and the profit sharing arrangement under the amended Alipay IPLA will be proportionately reduced based on the amount of equity interests acquired by the Company.

Concurrently with the 2014 SAPA, the Company entered into other ancillary agreements, including a data sharing agreement, an SME loan cooperation agreement, a trademark agreement, and an amended and restated shared services agreement. The Company also entered into a binding term sheet in respect of a technology services agreement, pursuant to which the Company agreed to provide certain cloud computing, database service and storage, large-scale computing services and certain other services to Ant Financial Services on a cost-plus basis. In addition, the existing Alipay Commercial Agreement will continue as currently in effect.

The terms of the 2014 SAPA, the amended Alipay IPLA and other ancillary agreements took effect immediately upon their execution in August 2014. The transfer of the Transferred Business was completed in February 2015, and a gain on disposal of RMB306 million was recorded in interest and investment income, net in the consolidated income statement for the year ended March 31, 2015. Certain assets and liabilities, such as restricted cash and escrow receivables of RMB3,495 million, loan receivables, net of RMB23,363 million, secured borrowings of RMB15,417 million and escrow money payable of RMB3,495 million were derecognized from the consolidated balance sheet of the Company upon the completion of the transfer of the Transferred Business.

For accounting purposes, the fair value of the restructured arrangement exceeded the fair value of the pre-existing arrangement with Ant Financial Services by RMB1.3 billion. As Ant Financial Services is controlled by a director and major shareholder of the Company, the excess value provided to the Company in this related party transaction is accounted for as an equity contribution by the shareholder as restructuring reserve in the statement of changes in shareholders' equity. Given the nature of this transaction, the corresponding asset representing the excess value receivable by the Company is accounted for as a deduction from equity and amortized as an expense in the consolidated income statements over the expected term of the restructured arrangement which is estimated to be 5 years. The amortization of the excess value of RMB166 million, RMB264 million and RMB264 million were recorded in the other income, net in the consolidated income statements for the years ended March 31, 2015, 2016 and 2017, respectively. Furthermore, the Company accounts for the Profit Share Payments and the SME Annual Fee in the periods when the services are provided, where such payments are expected to approximate the estimated fair values of the services provided.

Mergers and acquisitions

(c)   Acquisition of Pony Media Holdings Inc. ("Damai")

In March 2017, the Company completed an acquisition of all of the issued and outstanding shares of Damai that the Company did not already own for a total cash consideration of US$393 million (RMB2,711 million). Yunfeng, which is comprised of certain investment funds of which the executive chairman of the Company has equity interests in the general partners of such funds, was one of the shareholders of Damai. Prior to this transaction, Damai was an equity investee in which the Company held an approximately 32% equity interest on a fully diluted basis. The investment was accounted for under the cost method. Damai is a leading online ticketing platform for live events such as concerts and theater shows in the PRC.

(c)   Acquisition of Pony Media Holdings Inc. ("Damai") (Continued)

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired	100
Amortizable intangible assets (i)
Trade names, trademarks and domain names	684
Non-compete agreements	271
Developed technology and patents	267
Goodwill	2,693
Deferred tax assets	16
Deferred tax liabilities	(202)

Total	3,829

Amounts
(in millions of RMB)
Total purchase price comprised of:
- cash consideration	2,711
- fair value of previously held equity interests	1,118

Total	3,829

(i)	Acquired amortizable intangible assets have estimated amortization periods not exceeding ten years and a weighted-average amortization period of 7.4 years.

A gain of RMB201 million was recognized in relation to the revaluation of previously held equity interest relating to the step acquisition of Damai in interest and investment income, net in the consolidated income statement for the year ended March 31, 2017. The fair value of the previously held equity interest was determined using an income approach. As Damai is a private company, the fair value of the previously held equity interest is estimated based on significant inputs that market participants would consider, which mainly include revenue growth rate, operating margin, discount rate and other factors that may affect such fair value estimation.

The rationale for this transaction is to enable the Company to expand its user reach and engagement. The Company believes Damai will form a strategic part of the value chain in the Company's digital media and entertainment business. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Damai and the Company, the assembled workforce and their knowledge and experience in the entertainment industry in the PRC.

(d)  Acquisition of AGTech Holdings Limited ("AGTech")

In August 2016, an investment vehicle which is 60% owned by the Company and 40% owned by Ant Financial Services, completed an acquisition of newly issued ordinary shares of AGTech for a cash consideration of Hong Kong Dollar ("HK$") 1,675 million (RMB1,436 million), representing an approximately 49% equity interest in AGTech. AGTech is an integrated lottery technology and services company in the PRC that is listed on the Hong Kong Growth Enterprise Market. In addition, the investment vehicle completed the subscription for convertible bonds, which are convertible into ordinary shares of AGTech, for a purchase price of HK$713 million (RMB611 million). A portion of the convertible bonds with a total principal amount of HK$205 million (RMB176 million) were converted into ordinary shares of AGTech upon closing of the acquisition. Consequently, the investment vehicle's equity interest in AGTech increased to approximately 53%. The Company obtained control over AGTech through its control over the investment vehicle and AGTech became a consolidated subsidiary of the Company.

The allocation of the total purchase price of HK$1,880 million (RMB1,612 million), representing the cost of acquisition for the newly issued ordinary shares and the partial conversion of the convertible bonds by the investment vehicle, as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired (i)	1,638
Amortizable intangible assets (ii)
Developed technology and patents	414
Trade names, trademarks and domain names	44
Non-compete agreements	38
Others	33
Goodwill	7,782
Deferred tax assets	4
Deferred tax liabilities	(86)
Noncontrolling interests (iii)	(8,255)

Total	1,612

(i)	Net assets include the cash consideration of RMB1,612 million.
(ii)	Acquired amortizable intangible assets have estimated amortization periods and a weighted-average amortization period of 3.0 years.
(iii)	Fair value of the noncontrolling interests is estimated based on the market price of the ordinary shares of AGTech as of the acquisition date.

The rationale for this transaction is to enable the Company to expand its products and services. The Company believes that AGTech will serve as its vehicle for participating in the online lottery business in the PRC. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of AGTech and the Company, the assembled workforce and their knowledge and experience surrounding lottery related businesses in the PRC.

In March 2017, an additional portion of the convertible bonds with a total principal amount of HK$175 million (RMB155 million) was converted into ordinary shares of AGTech. Accordingly, the investment vehicle's equity interest in AGTech increased to approximately 55%. The conversion was accounted for as a reduction of noncontrolling interest.

(e)   Acquisition of South China Morning Post and other media businesses ("SCMP")

In April 2016, the Company acquired the business of South China Morning Post, the premier English newspaper in Hong Kong. Apart from the flagship South China Morning Post, the Company also acquired the recruitment, outdoor media, events and conferences, education and digital media businesses in the same transaction. The total cash consideration of HK$2,134 million (RMB1,780 million) was paid upon the closing of the transaction. These acquired businesses became wholly-owned by the Company after the completion of the transaction.

The allocation of the total purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired	800
Amortizable intangible assets (i)
Trade names, trademarks and domain names	378
User base and customer relationships	166
Licenses and copyrights	5
Others	10
Goodwill	529
Deferred tax assets	1
Deferred tax liabilities	(109)

Total	1,780

(i)	Acquired amortizable intangible assets have estimated amortization periods and a weighted-average amortization period of 3.0 years.

The rationale for this transaction is to enable the Company to expand its products and services. By combining the heritage and editorial excellence of SCMP with the Company's digital expertise, the Company intended to provide comprehensive and insightful news and analysis of the big stories in Hong Kong and the PRC so as to expand the readership globally through digital distribution and allow easier access to content. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of SCMP and the Company, the assembled workforce and their knowledge and experience in the provision and distribution of content to reach global audience.

(f)   Acquisition of Youku Tudou Inc. ("Youku Tudou")

In May 2014, the Company completed an acquisition of ordinary shares representing an effective equity interest of 16.5% on a fully-diluted basis in Youku Tudou. Youku Tudou, a company that was previously listed on the New York Stock Exchange, is a leading multi-screen entertainment and media company in the PRC. The cash consideration of US$1,090 million (RMB6,723 million) was paid upon the closing of the transaction. The Company made this investment on the same terms together with Yunfeng. The Company appointed one director to the board of Youku Tudou and the investment in Youku Tudou was accounted for under the equity method.

In April 2016, the Company completed an acquisition of all of the issued and outstanding shares of Youku Tudou that the Company or Yunfeng did not already own, at a purchase price of US$27.60 per ADS. Following the completion of the transaction, the Company holds an approximately 98% equity interest in Youku Tudou. As a result, Youku Tudou became a consolidated subsidiary of the Company, with Yunfeng holding an approximately 2% noncontrolling interest. The listing of the ADS of Youku Tudou on the New York Stock Exchange was withdrawn upon the closing of the transaction.

The total cash consideration of US$4,443 million (RMB28,724 million) was paid upon the closing of the transaction. The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired (i)	5,836
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	4,047
User base and customer relationships	284
Developed technology and patents	143
Others	262
Goodwill	26,395
Deferred tax assets	73
Deferred tax liabilities	(1,167)
Noncontrolling interests (iii)	(773)

Total	35,100

Amounts
(in millions of RMB)
Total purchase price comprised of:
- cash consideration	28,724
- fair value of previously held equity interests	6,376

Total	35,100

(i)

Net assets acquired primarily include cash and cash equivalents and short-term interest-bearing deposits with total balance of RMB5,857 million and licensed copyrights of video content of RMB703 million as of the date of acquisition.

(ii)	Acquired amortizable intangible assets have estimated amortization periods not exceeding 20 years and a weighted-average amortization period of 17.4 years.
(iii)	Fair value of the noncontrolling interests is estimated with reference to the purchase price of US$27.60 per ADS in the step acquisition.

A gain of RMB518 million in relation to the revaluation of the previously held equity interest was recorded in interest and investment income, net in the consolidated income statement for the year ended March 31, 2017. The fair value of the previously held equity interest was estimated with reference to the purchase price of US$27.60 per ADS in the step acquisition.

The rationale for this transaction is to enable the Company to expand its products and services. Youku Tudou is a core part of the Company's strategy to offer digital entertainment to consumers in the Company's ecosystem, thereby strengthening user engagement and loyalty as well as enabling a new marketing channel for the merchants and brands in the Company's ecosystem. Further, Youku Tudou creates additional revenue sources for the Company from advertising and membership subscriptions. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Youku Tudou and the Company, the assembled workforce and their knowledge and experience in the digital entertainment business.

Subsequent to the completion of the transaction and as a resolution to negotiations with certain former management members and shareholders of Youku Tudou with respect to an option to purchase up to 15% of its equity, the Company issued 1.3 million ordinary shares and 3.4 million restricted share units of the Company to certain former management members and shareholders in April 2017. The 3.4 million restricted share units contain vesting conditions pursuant to a non-compete agreement which was entered into by the Company and a former management member of Youku Tudou in April 2017.

(g)   Acquisition of Lazada Group S.A. ("Lazada")

In April 2016, the Company completed an acquisition of approximately 54% equity interest in Lazada for a total cash consideration of US$1,020 million (RMB6,607 million). Lazada operates e-commerce platforms in Indonesia, Malaysia, the Philippines, Singapore, Thailand and Vietnam, with local language websites and mobile apps in each of the six markets. Lazada became a consolidated subsidiary of the Company after the completion of the transaction. In connection with the transaction, the Company entered into a put and call arrangement with certain Lazada shareholders, giving the Company the right to purchase, and the shareholders the right to sell collectively, their remaining equity interest in Lazada at the then fair market value during a six-month period after the first anniversary of the closing of the transaction.

The total cash consideration of US$1,020 million (RMB6,607 million) was paid upon the closing of the transaction. The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired	2,874
Amortizable intangible assets (i)
User base and customer relationships	2,014
Non-compete agreements	959
Trade names, trademarks and domain names	292
Developed technology and patents	79
Goodwill	5,216
Deferred tax assets	616
Deferred tax liabilities	(1,027)
Noncontrolling interests (ii)	(4,416)

Total	6,607

(i)	Acquired amortizable intangible assets have estimated amortization periods not exceeding three years and a weighted-average amortization period of 2.5 years.
(ii)

Fair value of the noncontrolling interests is estimated based on the purchase price per issued share of Lazada as of the acquisition date. The noncontrolling interests is classified as mezzanine equity due to certain put and call arrangements with other Lazada shareholders.

The rationale for this transaction is to enable the Company to expand into new markets internationally. Lazada offers third-party brands and merchants a marketplace solution with simple and direct access to consumers in the six countries in Southeast Asia through a single retail channel. It also sells products owned by its retail operations and has developed its own logistics infrastructure with warehouses and a last-mile delivery fleet to offer quick and reliable delivery to its customers. The Company believes that Lazada will be the vehicle for expansion into the Southeast Asia consumer market, including potential cross-border opportunities to introduce Chinese merchants and international brands to Southeast Asian consumers. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Lazada and the Company, the assembled workforce and their knowledge and experience in e-commerce business in Southeast Asia.

(h)  Acquisition of Alibaba Health Information Technology Limited ("Alibaba Health")

In April 2014, the Company and Yunfeng completed an acquisition of newly issued ordinary shares representing a total equity and voting interest of approximately 54% in Alibaba Health through their investments in a special purpose entity. The principal activities of Alibaba Health, a company that is listed on the Hong Kong Stock Exchange, consist of pharmaceutical e-commerce, a medical services network business and the operation of product tracking platforms in the PRC. The Company holds a 70% equity interest in the special purpose entity and Yunfeng holds the remaining 30% equity interest. Cash consideration of HK$932 million (RMB741 million) was paid upon the closing of the transaction by the Company to acquire its equity interest in the special purpose entity. Although the Company controls the board of the special purpose entity, the investment and shareholders agreement provided that the underlying shares in Alibaba Health are voted by the Company and Yunfeng separately based on their respective effective equity interest, including voting rights. The Company exercised significant influence over Alibaba Health through its effective equity and voting interest of approximately 38% in Alibaba Health, and accounted for Alibaba Health as an equity method investee.

In July 2015, in preparation of the transfer of the Tmall online pharmacy business operations of the Company to Alibaba Health (of which the agreement was subsequently terminated), the investment and shareholders agreement was amended under which Yunfeng agreed to irrevocably give up its separate voting rights with respect to its indirect interest in Alibaba Health at no consideration. Such control is important for the Company to execute its digital and data-driven healthcare strategy through Alibaba Health as its flagship vehicle in this sector, indirectly benefiting all shareholders including Yunfeng economically. As a result of the amendment, the Company obtained control over the entire 54% equity interest in Alibaba Health through its control over the board and majority of voting rights of the special purpose entity. Consequently, Alibaba Health became a consolidated subsidiary while the Company's effective equity interest in Alibaba Health remains at approximately 38%.

The equity value of Alibaba Health of HK$64,319 million (RMB50,723 million), estimated based on the market price of the issued shares of Alibaba Health listed on the Hong Kong Stock Exchange which was the more readily determinable fair value as of the deemed acquisition date, was used to allocate the fair value of net assets acquired and the fair value of noncontrolling interests, and calculate the gain of RMB18,603 million. Such gain was recognized in relation to the revaluation of previously held equity interest relating to obtaining control of Alibaba Health in interest and investment income, net in the consolidated income statement for the year ended March 31, 2016.

The allocation of the equity value of Alibaba Health as of the date of the deemed acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired	1,290
Amortizable intangible assets (i)
Developed technology and patents	70
Trade names, trademarks and domain names	35
User base and customer relationships	8
Goodwill	49,320
Deferred tax assets	19
Deferred tax liabilities	(19)

Total	50,723

The equity value comprised of:
- fair value of previously held equity interests	19,264
- fair value of noncontrolling interests	31,459

Total	50,723

(i)	Acquired amortizable intangible assets have estimated amortization periods not exceeding three years and a weighted-average amortization period of 2.6 years.

The rationale for this transaction is to enable the Company to expand its products and services. This transaction will enable the Company to benefit from the focused healthcare expertise of Alibaba Health in the operation of the online pharmacy business and foster consumer trust through the sale of authentic pharmaceuticals through Alibaba Health's verification and authentication technology. Goodwill arising from this acquisition was attributable to the synergies expected from the combined business which will create a technology enabled solution provider to consumers and other participants in the healthcare industry in the PRC.

In May 2017, the Company entered into an agreement pursuant to which the Company agreed to transfer its business relating to certain regulated health food products on Tmall to Alibaba Health for an aggregate consideration of HK$3.8 billion, which will be paid through the issuance of approximately 1.2 billion newly issued ordinary shares of Alibaba Health. The transaction is subject to customary closing conditions. Upon the closing of this transaction, the Company's effective equity ownership of Alibaba Health will increase to approximately 46%.

(i)   Acquisition of AutoNavi Holdings Limited ("AutoNavi")

In May 2013, the Company completed an investment of newly issued ordinary shares and convertible preferred shares in AutoNavi representing a 28% equity interest on a fully-diluted basis. AutoNavi is a provider of digital map content and navigation and location based solutions in the PRC that was listed on the Nasdaq Global Select Market ("Nasdaq"). The investment in convertible preferred shares of RMB1,285 million was accounted for under the cost method given that the convertible preferred shares were not considered in-substance common stock due to the existence of certain terms such as liquidation preference over ordinary shares, and the investment in ordinary shares of RMB533 million was accounted for under the equity method given the existence of significant influence.

In July 2014, the Company completed an acquisition of all of the issued and outstanding shares of AutoNavi that the Company did not already own. Following the completion of the transaction, AutoNavi became a wholly-owned subsidiary of the Company and the listing of the ADS of AutoNavi on the Nasdaq was withdrawn.

The total cash consideration of US$1,032 million (RMB6,348 million) was paid upon the closing of the transaction. The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired	2,236
Amortizable intangible assets (i)
Developed technology and patents	1,387
User base and customer relationships	255
Trade names, trademarks and domain names	249
Goodwill	4,380
Deferred tax assets	72
Deferred tax liabilities	(284)

Total	8,295

Amounts
(in millions of RMB)
Total purchase price comprised of:
- cash consideration	6,348
- fair value of previously held equity interests	1,947

Total	8,295

(i)	Acquired amortizable intangible assets have estimated amortization periods not exceeding four years and a weighted-average amortization period of 3.0 years.

A gain of RMB284 million was recognized in relation to the revaluation of previously held equity interest relating to the step acquisition of AutoNavi in interest and investment income, net in the consolidated income statement for the year ended March 31, 2015. As AutoNavi was a publicly listed company prior to this step acquisition, the fair value of the previously held equity interest was estimated with reference to the market price upon the completion of the transaction, with an adjustment made to reflect other factors that may affect such fair value estimation.

The rationale for this transaction is to enable the Company to expand its products and services. The Company believes the acquisition will help to develop and provide online-to-offline/offline-to-online commerce and location-based services to its mobile commerce user base. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of AutoNavi and the Company, the assembled workforce and the future development initiatives of the assembled workforce to enhance the mobile offerings of the Company beyond e-commerce.

(j)   Acquisition of Alibaba Pictures Group Limited ("Alibaba Pictures")

In June 2014, the Company acquired control of Alibaba Pictures by completing an investment in newly issued ordinary shares representing an approximately 60% equity interest in Alibaba Pictures for a total cash consideration of HK$6,244 million (RMB4,955 million). Alibaba Pictures, a company that is listed on the Hong Kong Stock Exchange, is principally engaged in the operation of an internet-powered integrated platform that spans entertainment content promotion and distribution, serving consumers, studios and cinema operators.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired (i)	5,899
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	95
User base and customer relationships	4
Others	38
Goodwill	9,759
Deferred tax assets	13
Deferred tax liabilities	(17)
Noncontrolling interests (iii)	(10,836)

Total	4,955

(i)	Net assets include the cash consideration of RMB4,955 million.
(ii)	Acquired amortizable intangible assets have estimated amortization periods not exceeding three years and a weighted-average amortization period of 2.5 years.
(iii)	Fair value of the noncontrolling interests is estimated based on the market price of the ordinary shares of Alibaba Pictures as of the acquisition date.

The rationale for this transaction is to enable the Company to expand its products and services. The Company believes the acquisition will help to advance the Company's vision of making digital media and entertainment available to its customers. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Alibaba Pictures and the Company, the assembled workforce and their knowledge and experience in the entertainment and media industry in the PRC.

In June 2015, Alibaba Pictures placed newly issued ordinary shares to unrelated third-party investors with aggregate gross proceeds of HK$12,179 million (RMB9,647 million). The Company's equity interest in Alibaba Pictures was therefore diluted to 49.5% upon completion of the placing.

As a result of the dilution, the Company deconsolidated the financial results of Alibaba Pictures and accounted for its investment under the equity method. A gain of RMB24,734 million arising from the revaluation of the Company's diluted equity interest in Alibaba Pictures was recognized in interest and investment income, net in the consolidated income statement for the year ended March 31, 2016. As Alibaba Pictures is a publicly listed company, the fair value of the remaining equity interest was estimated with reference to the market price upon the completion of the placing.

In addition, during the year ended March 31, 2016, the Company disposed of its online movie ticketing business and movie and TV series financing platform to Alibaba Pictures at a cash consideration of US$350 million (RMB2,259 million) plus certain reimbursement amounts. A disposal gain of RMB2,214 million was recognized in interest and investment income, net in the consolidated income statement for the year ended March 31, 2016.

(k)   Acquisition of UCWeb Inc. ("UCWeb")

In June 2014, the Company exchanged all of the issued and outstanding shares in UCWeb held by the other shareholders that the Company did not already own. Prior to this transaction, UCWeb was an equity investee which was accounted for under the cost method and was 66% owned by the Company with a carrying amount of RMB4,394 million. UCWeb is a developer of leading mobile web browsers in the PRC, India and Indonesia.

The total exchange consideration consisted of 12.3 million restricted shares and RSUs of the Company and US$458 million (RMB2,826 million) in cash. Out of the total exchange consideration, 3.4 million restricted shares and RSUs which is classified as equity, as well as cash consideration of US$126 million (RMB777 million) are settled on a deferred basis. The fair value of restricted shares and RSUs was approximately US$613 million (RMB3,782 million) as of the acquisition date.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired (i)	1,159
Amortizable intangible assets (ii)
Non-compete agreements	1,823
Trade names, trademarks and domain names	591
Developed technology and patents	561
User base and customer relationships	106
Goodwill	10,376
Deferred tax liabilities	(21)

Total	14,595

Total purchase price comprised of:
- cash consideration	2,826
- share-based consideration	3,782
- fair value of previously held equity interests	7,987

Total	14,595

(i)	Net assets acquired included noncontrolling interests of RMB220 million that is classified as mezzanine equity.
(ii)	Acquired amortizable intangible assets have estimated amortization periods not exceeding four years and a weighted-average amortization period of 3.4 years.

A gain of RMB3,593 million was recognized in relation to the revaluation of previously held equity interest relating to the step acquisition of UCWeb in interest and investment income, net in the consolidated income statement for the year ended March 31, 2015. The fair value of the previously held equity interest was determined using an income approach. As UCWeb is a private company, the fair value of the previously held equity interest is estimated based on significant inputs that market participants would consider, which mainly include revenue growth rate, operating margin, discount rate and other factors that may affect such fair value estimation.

UCWeb is an important part of the Company's ecosystem to offer mobile services to users from the PRC as well as other parts of the world, thereby strengthening user engagement as well as enabling a new marketing channel for the merchants in the Company's ecosystem. Furthermore, UCWeb creates additional revenue sources for the Company from mobile search and advertising and others. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of UCWeb and the Company, the assembled workforce and the future development initiatives of the assembled workforce to enhance the mobile offerings of the Company beyond e-commerce.

(l)   Acquisition of Shenzhen OneTouch Business Services Ltd. ("OneTouch")

In May 2014, the Company completed an acquisition of all of the issued and outstanding shares in OneTouch held by the other shareholders that the Company did not already own. The total purchase price consisted of cash consideration of RMB790 million and contingent consideration with a fair value of RMB1,094 million. Prior to this transaction, the Company had previously invested in 65% interest of OneTouch by cash consideration and contingent consideration in 2011 and OneTouch was an equity investee which was accounted for under the equity method with a carrying amount of RMB196 million. OneTouch is a provider of comprehensive export-related services tailored to the needs of small businesses in the PRC, including customs clearance, logistics, cargo insurance, currency exchange, tax refund, financing and certification.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired	105
Amortizable intangible assets (i)
Non-compete agreements	703
Trade names, trademarks and domain names	196
User base and customer relationships	25
Developed technology and patents	4
Goodwill	3,998
Deferred tax liabilities	(232)

Total	4,799

Total purchase price comprised of:
- cash consideration	790
- contingent cash consideration	1,094
- fair value of previously held equity interests	2,915

Total	4,799

(i)	Acquired amortizable intangible assets have estimated amortization periods not exceeding five years and a weighted-average amortization period of 4.5 years.

The amount of the contingent consideration will be determined based on a formula tied to certain future operating targets of OneTouch for the year ended March 31, 2017, which will not exceed RMB3,420 million. The fair value of the contingent consideration included in the total purchase price represents a probability-weighted outcome based on the Company's analysis of the likelihood of the various scenarios underlying this arrangement. A gain of RMB2,719 million was recognized in relation to the revaluation of previously held equity interest relating to the step acquisition of OneTouch in interest and investment income, net in the consolidated income statement for the year ended March 31, 2015.

The fair value of the previously held equity interest was determined using an income approach. As OneTouch is a private company, the fair value of the previously held equity interest is estimated based on significant inputs that market participants would consider, which mainly include revenue growth rate, operating margin, discount rate and other factors that may affect such fair value estimation.

The rationale for this transaction is to enable the Company to expand its products and services. The Company believes the acquisition will help to serve the wholesale sellers on the international wholesale marketplace by adding a wide range of export-related value-added services. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of OneTouch and the Company, the assembled workforce and their knowledge and experience surrounding export-related services to small businesses in the PRC.

As of March 31, 2015, 2016 and 2017, the Company assessed the operating and financial targets in connection with the contingent consideration arrangements, and revised the fair value of the contingent consideration payable. As a result, the Company recognized in interest and investment income, net in the consolidated income statements an increase in fair value of contingent consideration of RMB85 million and RMB17 million for the years ended March 31, 2015 and 2016, respectively, and a decrease in fair value of RMB671 million for the year ended March 31, 2017.

(m) Other acquisitions

Other acquisitions that constitute business combinations are summarized in the following table:

	Year ended March 31,
	2015	2016	2017
	(in millions of RMB)
Net assets	266	350	(223)
Identifiable intangible assets	421	876	593
Deferred tax assets	5	—	—
Deferred tax liabilities	(95)	(198)	(36)

	597	1,028	334
Noncontrolling interests	(269)	(10)	(110)

Net identifiable assets acquired	328	1,018	224
Goodwill	1,806	1,403	793

Total purchase consideration	2,134	2,421	1,017
Fair value of previously held equity interests	(107)	—	(51)
Purchase consideration settled	(1,927)	(2,360)	(771)

Contingent/deferred consideration as of year end	100	61	195

Total purchase consideration comprised of:
- cash consideration	2,027	2,421	966
- fair value of previously held equity interests	107	—	51

Total	2,134	2,421	1,017

A loss of RMB61 million, nil and a gain of RMB51 million in relation to the revaluation of previously held equity interest were recognized in the consolidated income statements for the years ended March 31, 2015, 2016 and 2017, respectively, for the above business combinations.

Pro forma results of operations for the acquisitions described above have not been presented because they are not material to the consolidated income statements for the years ended March 31, 2015, 2016 and 2017, either individually or in aggregate.

Equity investments and others

(n)  Investment in Paytm E-Commerce Private Limited ("Paytm Mall")

In March 2017, One97 Communications Limited ("Paytm"), one of the largest mobile payment platforms in India which is an equity investee of the Company accounted for under the cost method, completed the spin-off of its e-commerce business, Paytm Mall, to the shareholders of Paytm. Upon the establishment of Paytm Mall, the Company, together with other shareholders of Paytm, subscribed for newly issued common shares of Paytm Mall at par value in proportion to their respective shareholding in Paytm, after which the Company obtained an approximately 8% equity interest in Paytm Mall. In March 2017, the Company subsequently subscribed for newly issued preferred shares in Paytm Mall for a total cash consideration of US$177 million (RMB1,220 million), which increased the Company's total equity interest in Paytm Mall to approximately 36% on a fully diluted basis. Ant Financial Services is also a shareholder of both Paytm and Paytm Mall.

The investment in the common shares of Paytm Mall is accounted for under the equity method (Note 13) given the existence of significant influence. The investment in preferred shares of Paytm Mall is not considered to be in-substance common stock given that such shares contain certain terms such as dividend and liquidation preferences over ordinary shares. As a result, the investment in preferred shares of Paytm Mall is accounted for under the cost method (Note 13).

(o)   Investment in Qingdao Goodaymart Logistics Co., Ltd. ("RRS")

In January 2017, the Company exchanged the convertible and exchangeable bond that the Company held into an approximately 24% effective equity interest in RRS. After the exchange, the equity interest in RRS held by the Company increased to 34%. RRS is primarily engaged in the logistics business in the PRC and is a subsidiary of Haier Electronics Group Co., Ltd., a company that is listed on the Hong Kong Stock Exchange and in which the Company has an approximately 2% equity interest. For accounting purpose, the investment in RRS will continue to be accounted for under the equity method after the exchange (Note 13). The fair value of the convertible and exchangeable bond on the date of exchange amounting to RMB1,225 million was recognized as the cost of the approximately 24% equity interest in RRS. Out of this amount, RMB296 million was allocated to amortizable intangible assets, RMB312 million was allocated to goodwill, RMB107 million was allocated to deferred tax liabilities and RMB724 million was allocated to net assets acquired.

In May 2017, the Company participated in a new financing round of RRS and paid a cash consideration of RMB340 million. The Company's shareholding in RRS remains at approximately 34% upon the completion of such financing round.

(p)  Investment in Singapore Post Limited ("SingPost")

In July 2014, the Company completed the acquisition of ordinary shares in SingPost, which consisted of newly issued ordinary shares and existing ordinary shares held in treasury by SingPost, representing approximately 10% of the issued share capital of SingPost. SingPost is the national post service provider in Singapore and a leading provider of e-commerce logistics solutions in the Asia-Pacific region that is listed on the Singapore Stock Exchange. The total purchase price of Singapore Dollar ("S$") 313 million (RMB1,548 million) was paid upon the closing of the transaction. In January 2017, the Company completed the subscription for additional newly issued ordinary shares for a total purchase price of S$187 million (RMB892 million) and the Company's equity interest in SingPost was increased to approximately 14%. The total investment in SingPost is accounted for as an available-for-sale security (Note 11).

In October 2016, the Company invested S$86 million (RMB417 million) for a 34% equity interest in a wholly-owned subsidiary of SingPost, which provides end-to-end e-commerce logistics and fulfillment services across the Asia-Pacific region. The investment is accounted for under the equity method (Note 13).

(q)  Investment in Sanjiang Shopping Club Co., Ltd. ("Sanjiang")

In November 2016, the Company entered into agreements to acquire existing and newly issued ordinary shares representing an approximately 32% equity interest in Sanjiang for a total cash consideration of RMB1.9 billion. In addition, the Company will also subscribe for exchangeable bonds which are exchangeable into ordinary shares of Sanjiang for a purchase price of RMB188 million. Upon the potential exchange of the exchangeable bonds, the Company's equity interest in Sanjiang would increase to approximately 35%. Sanjiang is one of the leading neighborhood grocery chains in Zhejiang province of the PRC and is listed on the Shanghai Stock Exchange. In January 2017, the Company completed a portion of the transaction relating to the acquisition of ordinary shares from an existing shareholder, representing an approximately 9% equity interest in Sanjiang, for a cash consideration of RMB439 million. Such investment is accounted for under the equity method (Note 13) given the existence of significant influence. RMB290 million of the purchase price was allocated to goodwill, amortizable intangible assets and the corresponding deferred tax liabilities and RMB149 million was allocated to net assets acquired.

The completion of the subscription of newly issued ordinary shares and the exchangeable bonds is subject to the approval by certain regulatory authorities.

(r)   Investment in YTO Express Group Co., Ltd. ("YTO Express")

YTO Express is one of the leading express courier companies in the PRC in which Yunfeng is one of its shareholders. YTO Express is also one of the strategic express courier companies participating in the data platform of Cainiao Network to fulfill the logistics needs of businesses, including the Company's core commerce business. In September 2016, YTO Express completed its reverse takeover of a company listed on the Shanghai Stock Exchange. All registered capital of YTO Express previously held by the Company was converted into newly issued ordinary shares of the listed entity of YTO Express, representing an equity interest of approximately 10%. Concurrently, the Company subscribed for newly issued shares of YTO Express for a cash consideration of RMB420 million and its equity interest in YTO Express increased to approximately 11%.

Prior to the completion of the reverse takeover, YTO Express was an equity investee accounted for under the cost method in which the Company initially acquired an ownership interest of 12% for a cash consideration of RMB1,500 million in May 2015. After the completion of the reverse takeover in September 2016, the investment in YTO Express is accounted for as an available-for-sale security (Note 11).

(s)   Investment in Weibo Corporation ("Weibo")

In April 2014, in connection with Weibo's initial public offering, the Company acquired additional shares of Weibo for an aggregate purchase price of US$449 million (RMB2,764 million) pursuant to the option to increase the equity interest by the Company in Weibo to approximately 30% on a fully-diluted basis (including the shares issued in connection with Weibo's initial public offering). Weibo is a social media platform in the PRC that is listed on the Nasdaq. All of the preferred shares previously held by the Company were automatically converted into ordinary shares of Weibo upon completion of Weibo's initial public offering. Prior to the transaction, Weibo was an equity investee accounted for under the cost method in which the Company initially acquired an 18% equity interest on a fully-diluted basis for a cash consideration of US$586 million (RMB3,645 million) in April 2013. After the transaction in April 2014, such investment is accounted for under the equity method. Out of the total purchase consideration, which included the cash purchase price and the carrying amount of the previously held interest in Weibo, RMB1,126 million was allocated to amortizable intangible assets, RMB3,978 million was allocated to goodwill, RMB282 million was allocated to deferred tax liabilities and RMB1,548 million was allocated to net assets acquired.

In September 2016, the Company acquired an approximately 1% additional equity interest in Weibo for a cash consideration of US$135 million (RMB901 million) from certain existing shareholders of Weibo. As of March 31, 2017, the Company's equity interest in Weibo was approximately 31%. For accounting purpose, the investment in Weibo will continue to be accounted for under the equity method (Note 13). Out of the total purchase consideration of RMB901 million for this additional investment, RMB221 million was allocated to amortizable intangible assets, RMB665 million was allocated to goodwill, RMB56 million was allocated to deferred tax liabilities and RMB71 million was allocated to net assets acquired.

(t)   Investment in Rajax Holding ("Ele.me")

In March 2016, the Company and Ant Financial Services completed a portion of the subscription for newly issued preferred shares in Ele.me based on a total combined commitment of US$1,250 million, of which the Company's total commitment was US$900 million (RMB5,891 million). Ele.me is an operator of one of the largest mobile food ordering and delivery services platforms in the PRC. Ele.me complements the Company's investment in Koubei (Note 4(ac)) in local services, focusing on food ordering and delivery characterized by high-frequency usage and last-mile logistics within a city.

The Company paid a cash consideration of US$540 million (RMB3,512 million) for the initial subscription in March 2016, and the remaining committed balance of US$360 million (RMB2,394 million) was settled by cash in August 2016. After the initial subscription, the effective equity interest in Ele.me held by the Company was approximately 20% on a fully-diluted basis. The preferred shares are not considered in-substance common stock given that such shares contain certain terms such as dividend and liquidation preferences over ordinary shares. As a result, the investment in Ele.me is accounted for under the cost method (Note 13).

In April 2017, the Company and Ant Financial Services further subscribed for newly issued preferred shares in Ele.me for a total combined investment amount of US$400 million, of which the Company's investment was US$288 million. After the transaction, the Company's effective equity interest in Ele.me was approximately 23% on a fully-diluted basis.

(u)  Investment in Xiaoju Kuaizhi Inc. ("Didi Chuxing")

In June 2016, the Company completed an additional investment in preferred shares of Didi Chuxing for a cash consideration of US$200 million (RMB1,318 million), after the Company previously invested US$445 million (RMB2,729 million) through prior financing rounds. Didi Chuxing is a leading transportation network company that provides vehicles and taxis for hire in the PRC via smartphone applications. As of March 31, 2017, the equity interest in Didi Chuxing held by the Company was approximately 7% on a fully-diluted basis. Such investment is accounted for under the cost method (Note 13). In April 2017, Didi Chuxing completed a new round of equity financing, after which the Company's equity interest in Didi Chuxing decreased to approximately 6% on a fully-diluted basis.

(v)  Investment in Intime Retail (Group) Company Limited ("Intime")

In July 2014, the Company completed the subscription of 9.9% equity interest in Intime through newly issued ordinary shares in conjunction with the subscription of the convertible bond at a total consideration of HK$5,368 million (RMB4,264 million). Intime is one of the leading department store operators in the PRC that was listed on the Hong Kong Stock Exchange. The investment in 9.9% equity interest in Intime was accounted for as an available-for-sale security and the investment in the convertible bond was accounted for under the fair value option and recorded under investment securities.

In June 2016, the Company completed the conversion of all of the convertible bond that the Company previously subscribed for into newly issued ordinary shares of Intime, at a conversion price of HK$7.13 per share. Upon the completion of the conversion, the Company's equity interest in Intime increased to approximately 28% and the investment is accounted for under the equity method (Note 13). An unrealized loss of HK$246 million (RMB208 million) related to the previously held equity interest that was recorded in accumulated other comprehensive income was released and recognized in interest and investment income, net in the consolidated income statement for the year ended March 31, 2017. The sum of the market value of the previously held equity interest in Intime and the fair value of the convertible bonds on the date of conversion, amounting to RMB4,758 million, was recognized as the cost of investment under the equity method upon the completion of the conversion. Out of this amount, RMB250 million was allocated to amortizable intangible assets, RMB426 million was allocated to deferred tax liabilities and RMB4,934 million was allocated to net assets acquired.

In May 2017, the Company and the founder of Intime completed the privatization of Intime, upon which all of the issued and outstanding shares of Intime that the Company, the founder of Intime and certain other shareholders did not own were cancelled in exchange for a payment of HK$10.00 per share in cash. The Company paid a total cash consideration of HK$12.6 billion in the privatization. Upon the completion of the privatization, the Company increased its shareholding in Intime to approximately 74% and became the controlling shareholder. The Company expects Intime to support its strategy to transform conventional retail by leveraging its substantial consumer reach, rich data and technology. Following the completion of the transaction, the listing of the shares of Intime on the Hong Kong Stock Exchange was withdrawn. Upon the issuance of the consolidated financial statements, the accounting for such business combination, including the purchase price allocation and the gain or loss arising from this transaction, has not been finalized.

(w)  Investment in Suning Commerce Group Co., Ltd. ("Suning")

In May 2016, the Company completed the subscription for newly issued ordinary shares which represent a 19.99% equity interest in Suning. Suning, a company that is listed on the Shenzhen Stock Exchange, is one of the largest consumer electronics retail chains in the PRC. The total cash consideration of RMB28.2 billion was paid upon the closing of the transaction. The investment in Suning is accounted for under the equity method (Note 13).

Concurrent with the Company's investment in Suning, Suning subscribed for approximately 26.3 million newly issued ordinary shares of the Company which represent an 1.1% equity interest in the Company for a cash consideration of US$81.51 per ordinary share. The Company's share of Suning's investment in the Company amounting to US$429 million (RMB2,823 million) was deducted from the investment cost of Suning and recognized as an issuance of treasury shares during the year ended March 31, 2017.

Out of the total purchase consideration, net of the amount related to the treasury shares described above, RMB5,100 million was allocated to amortizable intangible assets, RMB9,113 million was allocated to goodwill, RMB1,582 million was allocated to deferred tax liabilities and RMB12,778 million was allocated to net assets acquired.

(x)   Investment in Cainiao Smart Logistics Network Limited ("Cainiao Network")

Cainiao Network Technology Co. Ltd., a joint venture which was established by the Company together with other parties with significant operational experience in logistics, retail, and real estate in the PRC, is a logistics data platform that leverages the capacity and capabilities of a network of logistics partners to fulfill the logistics needs of businesses, including the Company's core commerce business. A total amount of RMB2,400 million was invested in the joint venture, in which the Company owned a 48% equity interest as of March 31, 2015.

In March 2016, Cainiao Network Technology Co. Ltd. completed a restructuring process to establish a new holding company and it became a wholly-owned subsidiary of Cainiao Network. In March 2016, the Company participated in Cainiao Network's equity financing round, after which the Company's investment increased from RMB2,400 million in Cainiao Network Technology Co. Ltd. to RMB6,992 million in Cainiao Network, and the Company's equity interest in Cainiao Network was diluted to approximately 47%. A gain of RMB448 million arising from such deemed disposal was recognized in share of results of equity investees in the consolidated income statement for the year ended March 31, 2016.

For accounting purpose, the investment in Cainiao Network is accounted for under the equity method (Note 13).

(y)   Investment in Magic Leap, Inc. ("Magic Leap")

In December 2015, the Company completed an investment in newly issued convertible preferred shares of Magic Leap, representing an approximately 10% equity interest on a fully-diluted basis. Magic Leap is a technological company that focuses on the development of augmented reality technology. The total cash consideration paid was US$430 million (RMB2,775 million). Such investment is accounted for under the cost method (Note 13).

(z)   Investment in CMC Holdings Limited ("CMC")

In December 2015, the Company completed an investment in preferred shares, representing a 21% equity interest, of CMC. CMC is a new investment platform that focuses on the media and entertainment sectors. The total cash consideration paid was US$197 million (RMB1,270 million). The preferred shares are not considered to be in-substance common stock given that such shares contain certain terms such as dividend and liquidation preferences over ordinary shares. As a result, the investment in preferred shares is accounted for under the cost method (Note 13).

In addition, the Company acquired a 20% equity interest in a limited partnership in the PRC which is managed by the founder of CMC. The objective of the limited partnership is consistent with that of CMC. Total cash consideration of RMB1,250 million was paid upon the closing of the transaction in December 2015. Such investment is accounted for under the equity method (Note 13).

(aa) Investment in Beijing Shiji Information Technology Co., Ltd. ("Shiji Information")

In November 2015, the Company completed an investment in newly issued ordinary shares of Shiji Information, representing an approximately 13% equity interest in Shiji Information. Shiji Information, a company that is listed on the Shenzhen Stock Exchange, is primarily engaged in the development and sale of hotel information management system software, system integration and technical service. The total cash consideration of RMB2,389 million was paid upon the closing of the transaction. Such investment is accounted for as an available-for-sale security (Note 11).

(ab) Investment in Huayi Brothers Media Corporation ("Huayi Brothers")

In August 2015, the Company completed an investment in newly issued ordinary shares of Huayi Brothers, representing an approximately 4% equity interest in Huayi Brothers. Yunfeng is also one of the minority shareholders of Huayi Brothers. Huayi Brothers, a company that is listed on the Shenzhen Stock Exchange, is primarily engaged in the production of television programs and movies in the PRC. The total cash consideration of RMB1,533 million was paid upon the closing of the transaction. Such investment is accounted for as an available-for-sale security (Note 11).

(ac) Investment in Koubei Holding Limited ("Koubei")

In June 2015, the Company and Ant Financial Services set up Koubei, a joint venture in which the Company and Ant Financial Services each held a 49.6% equity interest, while an unrelated third party affiliated with a major Chinese establishments held the remaining minority equity interest. Koubei integrates the convenience aspects of mobile commerce and big data to provide consumers with information and promotional benefits from local establishments in the PRC.

The capital injection from the Company includes cash of RMB3.0 billion as well as the injection of certain related businesses. The injection of cash and businesses was completed as of March 31, 2016. A gain of RMB128 million which approximated the fair value of the businesses being injected, was recognized in relation to the contribution of the businesses of which the carrying amount was insignificant to Koubei, in interest and investment income, net in the consolidated income statement for the year ended March 31, 2016. For accounting purposes, the investment in Koubei is accounted for under the equity method (Note 13).

In January 2017, Koubei completed an equity financing led by Yunfeng and other investors through the issuance of newly issued convertible preferred shares. As of March 31, 2017, the Company held an approximately 38% equity interest in Koubei on a fully diluted basis.

(ad) Investment in wealth management products in relation to a founder's investment in Wasu Media Holding Co., Ltd. ("Wasu")

In April 2015, the Company entered into an arrangement with a bank in the PRC to invest in wealth management products with an aggregate principal amount of RMB7.3 billion, of which RMB420 million was early redeemed in January 2017 and the principal amount was reduced to RMB6.9 billion as of March 31, 2017. The wealth management products carry an interest rate of 5% per annum, with a maturity of five years and the return of principal and interest income on the products are guaranteed by the bank. The wealth management products have been served as collateral to the issuing bank for the issuance of a financing amounting to RMB6.9 billion to one of the founders of the Company to support his minority investment through a PRC limited partnership in Wasu, a company listed on the Shenzhen Stock Exchange which is engaged in the business of digital media broadcasting and distribution in the PRC. The financing has also been collateralized by the equity interests of Wasu held by such PRC limited partnership. The founder has also pledged his interest in the PRC limited partnership to the Company. The founder is exposed to the risks and rewards of the Wasu shares held by the PRC limited partnership. The Company does not have the power to direct the activities of the PRC limited partnership. The Company entered into strategic cooperation agreements with a major shareholder of Wasu in order to enhance the Company's capabilities and profile in the entertainment sector in the PRC. Such investment in the wealth management products is accounted for as a held-to-maturity security (Note 11).

In addition, the Company entered into a loan agreement for a principal amount of up to RMB2.0 billion with the founder in April 2015 to finance the repayment by the founder of the interest under the above financing. The outstanding loan balances were repayable in ten years and charged at a compound annual interest rate of 8.0%. Loan balances of nil and RMB749 million were drawn down as of March 31, 2016 and 2017, respectively.

(ae) Investment in Meizu Technology Corporation Limited ("Meizu")

In February 2015, the Company completed an investment in convertible preferred shares of Meizu representing an equity interest of approximately 29% on a fully-diluted basis. Meizu is one of the leading smart phone manufacturers in the PRC. The total cash consideration of US$590 million (RMB3,619 million) was paid upon the closing of the transaction. The convertible preferred shares are not considered in-substance common stock given that such shares contain certain terms such as dividend and liquidation preferences over ordinary shares. As a result, the investment in convertible preferred shares is accounted for under the cost method (Note 13).